DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Fair value hedges [member] | FixedRateMorgages[Member]
Interest rate
Carrying amount of the hedged item, Assets	[1]	£ 83,818	£ 53,136
Carrying amount of the hedged item, Liabilities	[1]
Accumulated amount of fair value adjustment on the hedged item, Assets	[1]	154	(45)
Accumulated amount of fair value adjustment on the hedged item, Liabilities	[1]
Change in fair value of hedged item for ineffectiveness assessment	[1]	(73)	(173)
Fair value hedges [member] | Fixed Rate Issuance [Member]
Interest rate
Carrying amount of the hedged item, Assets	[2]
Carrying amount of the hedged item, Liabilities	[2]	70,353	63,746
Accumulated amount of fair value adjustment on the hedged item, Assets	[2]
Accumulated amount of fair value adjustment on the hedged item, Liabilities	[2]	3,058	1,598
Change in fair value of hedged item for ineffectiveness assessment	[2]	(1,333)	807
Fair value hedges [member] | Fixed Rate Bonds [Member]
Interest rate
Carrying amount of the hedged item, Assets	[3]	21,354	23,285
Carrying amount of the hedged item, Liabilities	[3]
Accumulated amount of fair value adjustment on the hedged item, Assets	[3]	660	232
Accumulated amount of fair value adjustment on the hedged item, Liabilities	[3]
Change in fair value of hedged item for ineffectiveness assessment	[3]	405	(666)
Cash flow hedges [member] | Foreign Currency Issuance [Member]
Interest rate
Change in fair value of hedged item for ineffectiveness assessment	[2]	72	(165)
Cash flow hedge/currency translation reserve, Continuing hedges	[2]	(2)	114
Cash flow hedge/currency translation reserve, Discontinued hedges	[2]	179	327
Cash flow hedges [member] | Deposits from Customers [Member]
Interest rate
Change in fair value of hedged item for ineffectiveness assessment	[4]		(118)
Cash flow hedge/currency translation reserve, Continuing hedges	[4]	(31)	(9)
Cash flow hedge/currency translation reserve, Discontinued hedges	[4]	5	(6)
Cash flow hedges [member] | Customer Loans [Member]
Interest rate
Change in fair value of hedged item for ineffectiveness assessment	[1]	(680)	456
Cash flow hedge/currency translation reserve, Continuing hedges	[1]	1,248	867
Cash flow hedge/currency translation reserve, Discontinued hedges	[1]	336	60
Cash flow hedges [member] | Central Bank Balances [Member]
Interest rate
Change in fair value of hedged item for ineffectiveness assessment	[5]	(263)	(16)
Cash flow hedge/currency translation reserve, Continuing hedges	[5]	128	30
Cash flow hedge/currency translation reserve, Discontinued hedges	[5]	163	20
Cash flow hedges [member] | Foreign Exchange [Member] | Deposits from Customers [Member]
Interest rate
Change in fair value of hedged item for ineffectiveness assessment	[4]	116	(62)
Cash flow hedge/currency translation reserve, Continuing hedges	[4]	18	70
Cash flow hedge/currency translation reserve, Discontinued hedges	[4]	£ (48)	£ (78)

[1]	Included within Loans and advances to customers
[2]	Included within Debt securities in issue
[3]	Included within Financial assets at fair value through other comprehensive income
[4]	Included within Customer deposits
[5]	Included within Cash and balances at central banks